SIGNIFICANT ACCOUNTING POLICIES - Level 3 reconciliation (Details) (USD $)	6 Months Ended			59 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Notes to Financial Statements
Balance, December 31, 2011, Notes payable	$ 647,860
Issuance of convertible notes (net of discount), Notes payable	32,917	100,000		100,000
Conversion of convertible Debt, Notes payable	(50,000)
Balance, June 30, 2012, Notes payable	$ 630,777